ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES.
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES
13	ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES

Accounts payable consisted of the following:

	As of December 31,
	2024	2025
Accounts payable for operating expenses	481,597	477,323
Accounts payable for purchase of property and equipment	2,111,708	1,454,854
	2,593,305	1,932,177

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2024	2025

Consideration payables for acquisitions	309,850	291,650
Accrued payroll and welfare benefits	204,047	219,257
Accrued interest expenses	125,090	111,683
Income tax payable	118,605	126,454
Other tax payables	44,500	43,382
Accrued debt issuance costs and other financing costs	32,372	5,798
Others	454,142	407,228
	1,288,606	1,205,452